FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	June 2, 2005	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR SYSTEM		CLIENT/MATTER NUMBER 083697-0101

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	WPS Resources Corporation--Amendment No. 2 to Registration Statement on Form S-3

Ladies and Gentlemen:

        On behalf of WPS Resources Corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, the above-referenced Amendment No. 2 to the Registration Statement on Form S-3, Registration No. 333-121971, relating to the Company’s Stock Investment Plan.

        The Company is filing Amendment No. 2 in response to the oral comments of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Staff”) provided on May 16, 2005. As requested by the Staff, a memorandum setting forth responses to the Staff’s comments was prepared and filed via the EDGAR system.

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5596 or Russell E. Ryba at (414) 297-5668.

Very truly yours,
/s/ Peter D. Fetzer
Peter D. Fetzer

Enclosure

cc:	H. Christopher Owings Pradip Bhaumik David Mittelman Securities and Exchange Commission

Barth Wolf Mark Van De Laarschot WPS Resources Corporation

Russell E. Ryba Foley & Lardner LLP

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